Related Party Transactions - Amounts due from and due to related parties (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Amounts due from related parties:
Due from related party	$ 28,774	¥ 187,214	¥ 156,260
Amounts due to related parties:
Due to related party	2,173	14,140	18,720
CMCC
Amounts due from related parties:
Due from related party	9,716	63,216	48,831
Amounts due to related parties:
Due to related party	621	4,043	249
Non US listed part of the Phoenix TV Group
Amounts due from related parties:
Due from related party	1,617	10,520	31,509
Amounts due to related parties:
Due to related party	1,331	8,657	17,724
Particle
Amounts due from related parties:
Due from related party	13,729	89,323	50,337
Other Investees
Amounts due from related parties:
Due from related party	3,712	24,155	25,583
Others
Amounts due to related parties:
Due to related party	$ 221	¥ 1,440	¥ 747